Accounting Policies - Components on Consolidated Statements of Income Impacted (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of sales	$ (5,803)	$ (5,075)	$ (4,514)
Gross profit	3,861	3,272	2,459
Selling, general and administrative	(1,095)	(981)	(907)
Research and development	(1,398)	(1,296)	(1,331)
Operating income	1,400	1,005	227
Other components of pension benefit costs	$ (11)	(12)	(13)
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of sales		(5,079)	(4,518)
Gross profit		3,268	2,455
Selling, general and administrative		(983)	(911)
Research and development		(1,302)	(1,336)
Operating income		$ 993	$ 214